UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2008

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RIVERNORTH CAPITAL MANAGEMENT, INC.
           --------------------------------------------------------

Address:   325 N. LASALLE STREET, SUITE 645, CHICAGO, IL 60654-7030
           ---------------------------------------------------------

Form 13F File Number:
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RICHARD T. FRANCISCO
        -------------------------
Title:  CHIEF COMPLIANCE OFFICER
        -------------------------
Phone:  312-832-0409
        -------------------------

Signature, Place, and Date of Signing:

/s/ RICHARD T. FRANCISCO                 CHICAGO, IL                  11/14/2008
-------------------------               --------------                ----------
     [Signature]                        [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            88
                                         ------------
Form 13F Information Table Value Total:       120,264
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                       VALUE     SHARES/    SH/  PUT/  INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x $1000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS SOLE SHARED NONE
-------------------------- ---------------  ---------   ------   ------     ---  ----  -------  -------- ----- ----- ----
ADVNT CLYMR GLBL CNVTBL SEC  COM BENE INTER  007639107	171	20800	    SH		SOLE		20800
AFFILIATED MANAGERS GRP INC  COM	     008252108	235	3000	    SH		SOLE		3000
ALPINE GLBL PRMR PROPERTIES  COM SBI	     02083A103	620	95502	    SH		SOLE		95502
ALPINE TL DYNAMIC DVND FD    COM SBI	     021060108	2283	249205	    SH		SOLE		249205
ASA LTD	                     COM	     G3156P103	1053	18909	    SH		SOLE		18909
BLACKROCK ENHANCD EQTY YLD   COM	     09256E101	320	29486	    SH		SOLE		29486
BLACKROCK FLA MUNI 2020      COM SHS	     09250M109	125	11530	    SH		SOLE		11530
BLACKROCK GLBL EQTY INCM TR  COM	     09255D104	1219	115373	    SH		SOLE		115373
BLACKROCK HGH INCM SHARES    SHS BEN INT     09250E107	26	17500	    SH		SOLE		17500
BLACKROCK INSURED MUNI       COM	     092474105	142	14353	    SH		SOLE		14353
BLACKROCK INTNL GRWTH        COM BENE INTER  092524107	4715	438618	    SH		SOLE   		438618
BLACKROCK SNR HGH INCM FD    COM	     09255T109	434	133860	    SH		SOLE		133860
BLACKROCK WRD INVSTMNT TR    COM SHS BN INT  09250K103	2839	269124	    SH		SOLE		269124
BOULDER GRWTH INCM FD        COM	     101507101	602	100256	    SH		SOLE		100256
CALAMOS CONV OPP FD	     SH BEN INT	     128117108	556	51880	    SH	        SOLE		51880
CALAMOS GLBL DYAM INCM FD    COM	     12811L107	717	90979	    SH		SOLE		90979
CALAMOS GLBL TL RTN FD	     COM SH BEN INT  128118106	445	38282	    SH		SOLE		38282
CALAMOS STRATEGIC TL RTN FD  COM SH BEN INT  128125101	784	90803	    SH		SOLE		90803
CASTLE CONVERTIBLE FD INC    COM	     148443104	626	34445	    SH	        SOLE		34445
CLYMRE RYMND JMS SB1 EQY FD  COM	     183833102	2566	173417	    SH		SOLE		173417
CLOUGH GLBL OPP FD	     SH BEN INT	     18914E106	3368	279981	    SH		SOLE		279981
COHEN STEERS CLSDEND OPP FD  COM	     19248P106	303	26747	    SH		SOLE		26747
CORNERSTONE STRTGC VALUE FD  COM	     21924B104	178	64463	    SH		SOLE		64463
CORNERSTONE TL RTN FD        COM	     21924U102	451	90553	    SH		SOLE		90553
DEFINED STRATEGY FUND 	     COM	     24476Y100	491	34688	    SH		SOLE		34688
DIAMOND HILL FINCL TRNDS FD  COM	     25264C101	564	62175	    SH		SOLE		62175
DREMAN CLYMR DIV INCM FD     COM	     26153R100	1004	192676	    SH		SOLE		192676
DWS GLBL COMMODITIES STK FD  COM	     23338Y100	2113	165892	    SH		SOLE		165892
EAGLE CPTL GRWTH FD 	     COM	     269451100	447	68634	    SH		SOLE		68634
EATON VANCE NTNL MUNI INCM   SH BEN INT	     27829D103	135	12030	    SH		SOLE		12030
EATON VANCE SENIOR INCM TR   SH BEN INT	     27826S103	1796	366472	    SH		SOLE		366472
EATON VANCE TAX ADVTD DIV    COM	     27828G107	1251	79773	    SH		SOLE		79773
EATON VANCE TAX ADV GLBL DIV COM	     27828S101	1124	77995	    SH		SOLE		77995
EATON VANCE TAX MGD GLBL DIV COM	     27829F108	5393	480659	    SH		SOLE		480659
EVERGREEN GLBL DIV OPP FD    COM	     30024H101	1323	124512	    SH		SOLE		124512
EVERGREEN INCM ADV FD	     COM SHS	     30023Y105	159	21393	    SH		SOLE		21393
EVERGREEN INTL BLNCD INCM FD COM	     30024R109	677	51361	    SH		SOLE		51361
FIRST TR STRT HGH INCM FD II COM SHS	     337353106	744	108588	    SH		SOLE		108588
FIRST TR STR HGH INCM FD III COM	     33735C106	83	15601	    SH		SOLE		15601
FIRST TR STRT HGH INCM FUND  COM	     337347108	229	38373	    SH		SOLE		38373
FIRST TR VALUE LINE 100 FD   COM SHS	     33735G107	778	59693	    SH		SOLE		59693
FT FR CRN SR FLTG RT IN F II COM	     33733U108	3301	315909	    SH		SOLE		315909
GLBL INCM CURRENCY FUND INC  COM	     378968101	520	38291	    SH	        SOLE		38291
HIGHLAND CRDT STRATEGIES FD  COM	     43005Q107	2688	281541	    SH	        SOLE		281541
HIGHLAND DISTRESSED OPP INC  COM	     430067108	2588	870432	    SH		SOLE		870432
ING GLBL EQTY DIV PRM OPP F  COM	     45684E107	1422	128234	    SH		SOLE		128234
ING PRIME RATE TRUST	     SH BEN INT	     44977W106	2212	509638	    SH		SOLE		509638
INSURED MUNI INCOME FUND     COM	     45809F104	1116	104767	    SH		SOLE		104767
ISHARES TR		     RUSSELL1000GRW  464287614	1796	36990	    SH	        SOLE		36990
JOHN HANCOCK PAT PRM DV F II COM SH BEN INT  41013T105	2439	351965	    SH	        SOLE           351965
LEGG MASON INC	             COM	     524901105	447	11736	    SH	        SOLE		11736
LIBERTY ALL STAR EQTY FUND   SH BEN INT	     530158104	2754	610639	    SH	        SOLE		610639
MBIA CPTL CLYMR MNGD DRTN IN COM	     55266X100	173	17397	    SH		SOLE		17397
MFS INTERMEDIATE HIGH INCM F SH BEN INT	     59318T109	70	34990	    SH		SOLE		34990
MFS INTERMEDIATE INCOME TR   SH BEN INT	     55273C107	1914	323940	    SH		SOLE		323940
NEUBERGER BERMAN RL EST SEC  COM	     64190A103	811	113497	    SH		SOLE		113497
NICHOLAS APPLEGT CN IN FD II COM	     65370G109	1646	219729	    SH		SOLE		219729
NICHOLAS APPLEGT CNVR INCM F COM	     65370F101	2664	329700	    SH		SOLE		329700
NUVEEN DIV ADV MUNI FD 3    COM SH BEN INT   67070X101	178	16057	    SH		SOLE		16057
NUVEEN FLTG RT INCM OPP FD  COM SHS	     6706EN100	2629	348232	    SH		SOLE		348232
NUVEEN GLOBAL VALUE OPP FD  COM	             6706EH103	2177	168654	    SH		SOLE		168654
NUVEEN INSURED DIV ADV MUNI COM	             67071L106	414	38557	    SH		SOLE		38557
NUVEEN MLT STRT INCM GRW FD COM	             67073B106	1165	192501	    SH	        SOLE		192501
NUVEEN MLT STRT INCM GR FD2 COM SHS	     67073D102	1508	252961	    SH	        SOLE		252961
NUVEEN PRM INSR MUNI IN FD  COM	             670987106	107	10262	    SH		SOLE		10262
NUVEEN TAX ADV DIVI GRW FD  COM	             67073G105	143	13757	    SH		SOLE		13757
OLD MUTUL CLYMRE LN SHRT FD COM	             68003N103	719	70990	    SH		SOLE		70990
PIMCO FLTNG RATE INCOME FD  COM	             72201H108	2050	203760	    SH		SOLE		203760
PIMCO FLTING RT STRATEGY FD COM	             72201J104	813	85570	    SH		SOLE		85570
PIMCO MUNI ADVANTAGE FD INC COM	             722015104	207	20232	    SH		SOLE		20232
PIONEER FLTNG RATE TRUST    COM	             72369J102	2168	216596	    SH		SOLE		216596
PIONEER MUNI EQTY INCOME TR COM	             723761102	2246	200930	    SH		SOLE		200930
POWERSHARES ETF TRUST	    FTSE RAFI 1000   73935X583	4057	89438	    SH		SOLE		89438
RYDEX ETF TRUST	            TOP 50 ETF	     78355W205	1681	19000	    SH		SOLE		19000
SELIGMAN SELECT MUNI FD INC COM	             816344105	801	86845	    SH		SOLE		86845
SPDR TR	                    UNIT SER 1	     78462F103	3568	30706	    SH		SOLE		30706
SUNAMERICA FCSD ALPHA GRW F COM	             867037103	1684	130580	    SH		SOLE		130580
SUNAMERICA FCSD ALPHA LRG C COM	             867038101	473	36518	    SH		SOLE		36518
TCW STRATEGIC INCOME FD     COM	             872340104	2043	762282	    SH		SOLE		762282
THE GABELLI DIV INCM TRUST  COM	             36242H104	145	10500	    SH		SOLE		10500
THE GABELLI GLOBAL DEAL FD  COM SBI	     36245G103	2683	191345	    SH		SOLE		191345
THE HYPERION BRKFLD TL RTN  COM	             449145101	585	123941	    SH		SOLE		123941
THE NEW AMERICA HGH INCM FD COM	             641876107	250	217155	    SH	        SOLE		217155
TRI-CONTINENTAL CORP	    COM	             895436103	6717	459785	    SH	 	SOLE		459785
VAN KAMPEN DYN CREDIT OPP   COM	             921166104	6370	599214	    SH		SOLE		599214
VAN KAMPEN HGH INCM TR II   SH BEN INT	     920913100	86	37473	    SH		SOLE		37473
VAN KAMPEN SNR INCOME TR    COM	             920961109	6829	1673848	    SH		SOLE		1673848
WESTRN ASST 2008 WW DLR GO  COM	             95766W103	113	11344	    SH		SOLE		11344